STOCKHOLDERS' EQUITY (TABLES)	12 Months Ended
Dec. 28, 2012
Stockholders' equity (Tables) [Abstract]
Dividends [Table Text Block]
Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

Schedule of treasury stock by class [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except average price paid per share)	2012	2011	2010
Shares of common stock repurchased	1.0	6.0	3.0
Average price paid per share	$40.00	$40.47	$42.75
Cost of common stock repurchased	$40.0	$242.8	$128.3

Stock-based compensation expenses [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Stock-based compensation expense:
Restricted stock awards and units	$43.1	$44.8	$43.6
Employee stock purchase plan	0.5	0.5	0.4
Stock-based compensation expense	$43.6	$45.3	$44.0

Stock-based compensation expense included in:
Cost of revenues	$33.2	$35.1	$34.0
General and administrative expenses	10.4	10.2	10.0
Stock-based compensation expense	$43.6	$45.3	$44.0

Total income tax benefits recognized in our net income related to stock-based compensation expense	$16.0	$17.3	$16.9

Schedule of share-based compensation, restricted stock fair values [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Fair value of shares vested	$42.0	$41.8
Grant date fair value of restricted stock awards and units granted	$54.3	$42.1

Status of and changes in nonvested restricted stock awards and units [Table Text Block]
	Year Ended
	December 28, 2012
		Weighted-
	Shares	Average Grant
	(in millions)	Date Fair Value
Nonvested at December 30, 2011	2.4	$42.86
Granted	1.4	$36.79
Vested	(1.0)	$41.69
Forfeited	(0.1)	$42.44
Nonvested at December 28, 2012	2.7	$40.03

Status and changes of stock options [Table Text Block]
				Weighted-
				Average
			Weighted-	Remaining	Aggregate
	Options		Average	Contractual	Intrinsic Value
	(in millions)		Exercise Price	Term (in years)	(in millions)

Outstanding and exercisable at January 1, 2010	0.7		$22.99	3.46	$16.5
Exercised	(0.1)		$21.03
Forfeited/expired/cancelled	—	†	$18.13
Outstanding and exercisable at December 31, 2010	0.6		$23.38	2.62	$11.7
Exercised	(0.1)		$22.80
Forfeited/expired/cancelled	—	†	$22.30
Outstanding and exercisable at December 30, 2011	0.5		$23.55	1.83	$5.8
Exercised	(0.2)		$22.29
Forfeited/expired/cancelled	—	†	$24.36
Outstanding and exercisable at December 28, 2012	0.3		$24.28	1.27	$4.5

†       Represents fewer than fifty thousand shares.